EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net periodic benefit cost
Service cost	$24	$32	$146
Interest cost	118	126	399
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(1,737)	(1,703)	(244)
Amortization of net (gain) or loss	(227)	(132)	--
Total net periodic benefit cost	$(1,822)	$(1,677)	$301

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$(91)	$(3,851)
Net (gain) or loss for the period	558	(668)	(1,355)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	1,737	1,703	244
Amortization of net gain or (loss)	227	132	--
Total recognized in other comprehensive income (expense)	$2,522	$1,076	$(4,962)
Total recognized in net periodic benefit cost and other comprehensive income	$700	$(601)	$(4,661)

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
	Increase	Decrease
Effect on service cost and interest cost	$10	$(8)
Effect on postretirement benefit obligation	$254	$(198)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of period	$2,317	$2,995	$7,749
Service cost	24	32	146
Interest cost	118	126	399
Benefits paid	(40)	(77)	(93)
Change in plan provisions	-	(91)	(3,851)
Actuarial gain	558	(668)	(1,355)
Benefit obligation end of period	$2,977	$2,317	$2,995
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	40	77	93
Benefits paid	(40)	(77)	(93)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(2,977)	$(2,317)	$(2,995)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31, 2014	As of December 31, 2013	As of December 31, 2012
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(83)	(89)	(132)
Non-current liabilities	(2,894)	(2,228)	(2,863)
Net amount recognized	$(2,977)	$(2,317)	$(2,995)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	4.30%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	7.00/20.00%	7.75/25.00%	8.25/35.00%
Ultimate rate (Pre 65/ Post 65)	4.50/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2025/2022	2022/2022	2022/2022

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2015	$83
2016	76
2017	96
2018	114
2019	125
2020 - 2024	$699

Schedule of Weighted Average Assumptions Used

Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A

Schedule of Health Care Cost Trend Rates
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	7.75/25.00%	8.25/35.00%	8.25/35.00%
Ultimate rate (Pre-65/Post-65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2022/2022	2022/2022	2022/2022
Measurement date	December 31, 2014	December 31, 2013	December 31, 2012

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Periodic Benefit Cost
	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net periodic benefit cost
Service cost	$--	$--	$--
Interest cost	796	732	761
Expected return on plan assets	(1,257)	(948)	(817)
Amortization of transition obligation(asset)	--	--	--
Amortization of prior service costs	3	--	--
Amortization of net (gain) or loss	--	97	70
Total net periodic benefit cost	$(458)	$(119)	$14

Schedule of Amounts Recognized in Other Comprehensive Income
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$93	$--
Net (gain) or loss for the period	3,117	(4,696)	1,000
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(3)	--	--
Amortization of net gain or (loss)	--	(97)	(70)
Total recognized in other comprehensive income (expense)	$3,114	$(4,700)	$930
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$2,656	$(4,819)	$944

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	3	3	--
Net actuarial (gain) or loss	$31	$--	$97

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of period	$15,873	$17,272	$15,134
Service cost	--	--	--
Interest cost	796	732	761
Benefits paid	(532)	(437)	(293)
Change in plan provisions	--	93	--
Actuarial loss (gain)	3,167	(1,787)	1,670
Benefit obligation end of period	$19,304	$15,873	$17,272
Change in plan assets
Fair value of plan assets at beginning of period	$16,652	$12,543	$10,842
Actual return on plan assets	1,307	3,857	1,488
Employer contribution	709	689	506
Benefits paid	(532)	(437)	(293)
Fair value of plan assets at end of period	$18,134	$16,652	$12,543
Funded status	$(1,170)	$779	$(4,729)
Accumulated benefit obligation	$19,304	$15,873	$17,272

Schedule of Amounts Recognized in Statement of Financial Position
Amounts recognized in statement of financial position
Non-current assets	$--	$779	$--
Current liabilities	--	--	--
Non-current liabilities	(1,170)	--	(4,729)
Net amount recognized	$(1,170)	$779	$(4,729)
Weighted average assumptions used
Discount rate	4.20%	5.10%	4.30%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2015	$600
2016	670
2017	743
2018	809
2019	864
2020 - 2024	$5,150

Schedule of Weighted Average Assumptions Used
Weighted average assumptions used:
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Weighted Average Asset Allocations
Asset Category:	December 31, 2014	Target allocation 2015
Equity securities	60%	60%
Debt securities	40%	40%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2014:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$18,134	$--
Total plan assets at fair value	$--	$18,134	$--

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2013:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$16,652	$--
Total plan assets at fair value	$--	$16,652	$--